LOSS PER SHARE	12 Months Ended
Dec. 31, 2024
(Loss) per share - Basic and Diluted*
LOSS PER SHARE

6. LOSS PER SHARE

Basic loss per share is computed by dividing loss available to common shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted loss per share reflects the potential dilution that could occur, if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares, or resulted in the issuance of ordinary shares that shared in the earnings of the entity.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Components of basic and diluted loss per share were as follows for the year ended December 31, 2024, 2023, and 2022:

	2024	2023	2022*
Net loss attributable to the Company	$(1,819,387)	$(697,941)	$(7,081,647)
Weighted average outstanding ordinary shares-Basic	6,381,253	1,910,783	1,585,542
-dilutive effect of stock options- employees	-	-	-
-dilutive effect of stock options- nonemployees	-	-	-
Weighted average outstanding ordinary shares- Diluted	6,381,253	1,910,783	1,585,542
Loss per share:
Basic	$(0.29)	$(0.36)	$(4.47)
Diluted	$(0.29)	$(0.36)	$(4.47)

CONTINUING OPERATIONS
Net loss attributable to the Company	$(1,819,387)	$(232,150)	$(582,371)
Weighted average outstanding ordinary shares-Basic	6,381,253	1,910,783	1,585,542
-dilutive effect of stock options- employees	-	-	-
-dilutive effect of stock options- nonemployees	-	-	-
Weighted average outstanding ordinary shares- Diluted	6,381,253	1,910,783	1,585,542
Loss per share:
Basic	$(0.29)	$(0.12)	$(0.37)
Diluted	$(0.29)	$(0.12)	$(0.37)

DISCONTINUED OPERATIONS
Net loss attributable to the Company	$-	$(465,791)	$(6,499,276)
Weighted average outstanding ordinary shares-Basic	6,381,253	1,910,783	1,585,542
-dilutive effect of stock options- employees	-	-	-
-dilutive effect of stock options- nonemployees	-	-	-
Weighted average outstanding ordinary shares-Diluted	6,381,253	1,910,783	1,585,542
Loss per share:
Basic	$-	$(0.24)	$(4.10)
Diluted	$-	$(0.24)	$(4.10)

For the years ended December 31, 2024, 2023, and 2022, there was no incremental shares included in the diluted earnings per share calculation, these incremental shares were not added to denominator for the period that stock options and warrants were outstanding due to the fact that the average market price of the Company’s ordinary shares in the period was lower than the exercise prices of the outstanding stock options and warrants. The incremental shares were computed under the treasury stock method and the effect would be anti-dilutive. There were -0- stock options for employees, -0- stock options and -0- warrants for nonemployees outstanding that were not included in the computation of dilutive weighted average shares outstanding for the year ended December 31, 2024. There were -0- stock options for employees, -0- stock options and 36,000 warrants for nonemployees outstanding that were not included in the computation of dilutive weighted average shares outstanding for the year ended December 31, 2023. There were 28,250 stock options for employees, 5,737 stock options and 46,667 warrants for nonemployees outstanding that were not included in the computation of dilutive weighted average shares outstanding for the year ended December 31, 2022.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

On September 27, 2023, the Company issued a Convertible Promissory Note (“Note”) in a private placement in aggregate principal amount of $609,000. The Note matures in 12 months from the issuance date of the Note (the “Maturity Dates”), with an annual interest rate of 8%. The Note is convertible into the Company’s ordinary shares at $8.0 per share or at a price equal to 80% multiplied by the lowest daily volume-weighted average price during the 10 trading days immediately preceding the applicable redemption, subject to certain adjustments and limitations, at the holder’s option at any time after six months from the issuance date. On the Maturity Date, the holder of the Note has the right to convert all of the outstanding balance of the Note at a price of no less than $2.0 per share (“Floor Price”), which is subject to adjustment by consents of both parties.

On January 13, 2025, the Company issued an unsecured convertible promissory note with a 12-month maturity (the “Convertible Note”) to Investor. The Convertible Note has the original principal amount of $1,311,000 including the original issue discount of $96,000 and Investor’s legal and other transaction costs of $15,000. Interest accrues on the outstanding balance of the Convertible Note at 7% per annum. In addition, subject to certain restrictions, Investor may redeem all or any portion of the Convertible Note into ordinary shares of the Company at a price equal to the lesser of (i) $3.00, and (ii) 80% multiplied by the lowest daily volume-weighted average price during the 10 trading days immediately preceding the applicable redemption, subject to a floor price of $0.10.

The computation of diluted loss per share for year ended December 31, 2024 and 2023 did not assume the conversion of the Note since the assumed conversion would result in decrease in loss per share.

*	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.